Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 23, 2022
Entity Registrant Name	dei_EntityRegistrantName	US GLOBAL INVESTORS FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000101507
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 23, 2022
Document Effective Date	dei_DocumentEffectiveDate	Sep. 23, 2022
Prospectus Date	rr_ProspectusDate	May 01, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated September 23, 2022, to the Prospectus dated May 1, 2022

1.	Effective October 1, 2022, the sections entitled “Fees and Expenses of the Fund” and “Example” for the Global Luxury Goods Fund, on page 1 of the Funds’ Prospectus, are deleted in their entirety and replaced with the following:

Global Luxury Goods Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund. These fees are paid directly from your investment.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Global Luxury Goods Fund | Global Luxury Goods Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.13%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.61%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2],[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 191
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	614
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,063
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,308

[1]	The management fee paid to U.S. Global Investors, Inc. (the “Adviser”) is calculated and accrued daily at an annual rate based on the fund’s average daily net assets, and consists of a base fee of 1.00% that may be adjusted upward or downward depending upon the performance of the fund relative to its designated benchmark index (the “performance adjustment”). For this purpose, the fund’s cumulative performance is compared to that of the S&P Composite 1500 Index over a 12-month rolling period. When the difference between the fund’s performance and the performance of the S&P Composite 1500 Index is less than 5% (this is known as the hurdle rate), there will be no adjustment to the base advisory fee. If the fund’s cumulative performance exceeds by 5% or more (hurdle rate) the performance of the S&P Composite 1500 Index, the base advisory fee will be increased by 0.25%. If the fund’s cumulative performance falls below the S&P Composite 1500 Index by 5% or more, the base advisory fee will be decreased by 0.25%. Therefore, the fund’s management fee will range from a minimum of 0.75% (in the event that the performance of the fund exceeds the S&P Composite 1500 Index by 5% or more) to a maximum of 1.25% (in the event that the performance of the fund lags the S&P Composite 1500 Index by 5% or more).
[2]	The expense information has been restated to reflect current fees. Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets given in the financial highlights due to the restatement, i.e., due to a reduction in the expense cap for the fund.
[3]	The Adviser has contractually limited the total fund operating expenses (exclusive of acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions and interest) to not exceed 1.75% for the Global Luxury Goods Fund on an annualized basis through April 30, 2023. This arrangement may not be changed or terminated during this period without approval of the fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after April 30, 2023.